Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
U.S. federal and state benefit for income taxes (in Dollars)	$ 3.5	$ 400,000	$ 300,000	$ 400,000	$ 7,000
Effective tax rates	23.10%	16.10%	6.30%	5.40%	(0.36%)	0.01%
U.S. statutory tax rate			21.00%		21.00%	21.00%
Cash tax percentage			85.00%
Research and development description					Research and development expenses must be amortized over five years for research performed in the U.S. and 15 years for research performed outside the U.S. Although Congress is considering legislation that would defer the amortization requirement to later years, it is not certain that the provision will be repealed or otherwise modified
Corporate alternative minimum tax					15.00%
Excise tax percentage					1.00%
Federal net operating loss carryforwards (in Dollars)					$ 787,000